Share Capital - Outstanding Common Shares (Details) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 38,175	$ 36,945	$ 32,380
Issued upon exercise of stock options (in shares) | shares		11,605,000	18,147,000
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares	(6,000,000)	(77,338,200)
Purchase of common shares under Normal Course Issuer Bid	$ (466)	$ (5,571)
Balance – end of year		38,175	$ 36,945	$ 32,380
Share capital
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 10,294	10,168	9,606	9,533
Issued upon exercise of stock options		442	707	108
Previously recognized liability on stock options exercised for common shares		387	139	21
Balance – end of year		$ 10,294	$ 10,168	9,606
Ordinary shares | Share capital
Reconciliation of number of shares outstanding [abstract]
Balance - beginning of year (in shares) | shares	1,102,636,000	1,168,369,000	1,183,866,000
Balance – beginning of year	$ 10,294	$ 10,168	$ 9,606
Issued upon exercise of stock options (in shares) | shares		11,605,000	18,147,000
Issued upon exercise of stock options		$ 442	$ 707
Previously recognized liability on stock options exercised for common shares		$ 387	$ 139
Purchase of common shares under Normal Course Issuer Bid (In shares) | shares		(77,338,000)	(33,644,000)
Purchase of common shares under Normal Course Issuer Bid		$ (703)	$ (284)	$ (56)
Balance - end of year (in shares) | shares		1,102,636,000	1,168,369,000	1,183,866,000
Balance – end of year		$ 10,294	$ 10,168	$ 9,606